Accrued Expenses and Other Liabilities	12 Months Ended
Dec. 31, 2017
Payables and Accruals [Abstract]
Accrued Expenses and Other Liabilities

12. Accrued Expenses and Other Liabilities

Accrued expenses consisted of the following:

	As of December 31,
	2016	2017
	(In thousands)
Commissions	$4,943	$8,559
Bonus	2,895	5,063
Payroll and related benefits	988	2,640
Interest	794	34
Partner and customer programs	615	1,234
Sales and other taxes	615	1,373
Employee travel expenses	213	369
Consulting and professional services	188	339
Other	1,854	3,025

Total	$13,105	$22,636